CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 32,000	$ 46,000	$ 193,000	$ 207,000
Operating expenses:
Cost of revenue	10,000	3,000	27,000	13,000
Selling, general and administrative expenses	2,636,000	5,628,000	9,448,000	2,350,000
Research and development	154,000	145,000	566,000	520,000
Total operating expenses	2,800,000	5,776,000	10,041,000	2,883,000
Loss from operations	(2,768,000)	(5,730,000)	(9,848,000)	(2,676,000)
Other income (expense):
Interest expense (including $30,000 and $31,000 to related parties, respectively)	(99,000)	(128,000)	(447,000)	(654,000)
Debt discount amortization	0	23,000	(52,000)	(605,000)
Financing costs	0	(3,239,000)	(6,569,000)	0
Private placement costs			0	(175,000)
Change in fair value of derivative liabilities	0	(219,000)	(219,000)	(1,190,000)
Loss on extinguishment of debt, net	0	(607,000)	(109,000)	(4,841,000)
Other income (expense)			(1,000)	53,000
Other income (expense), net	(99,000)	(4,216,000)	(7,397,000)	(7,412,000)
Net loss	(2,867,000)	(9,946,000)	(17,245,000)	(10,088,000)
Net loss attributable to noncontrolling interest	7,000	7,000	46,000	45,000
Net loss attributable to Zerify, Inc.	$ (2,860,000)	$ (9,939,000)	$ (17,199,000)	$ (10,043,000)
Net loss per common share
-Basic and diluted	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.14)
Weighted average common shares outstanding
-Basic and diluted	955,465,906	777,075,644	868,770,818	73,260,600